Vessels and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

(U.S. Dollars in thousands)	Vessel & equipment	Accumulated depreciation	Net vessels
Balance December 31, 2013	$692,926	$(75,141)	$617,785
Additions	434,232	—	434,232
Drydock costs	4,277	—	4,277
Transfer from vessels under construction	—	—	—
Disposals	(114)	—	(114)
Depreciation	—	(34,322)	(34,322)

Balance December 31, 2014	$1,131,321	$(109,464)	$1,021,857

Additions	218,540	—	218,540
Drydock costs	1,625	—	1,625
Transfer from vessels under construction	—	—	—
Disposal	(267)	16	(251)
Depreciation	—	(48,844)	(48,844)

Balance December 31, 2015	$1,351,219	$(158,292)	$1,192,927

Summary of Drydocking Activity

Drydocking activity for the years ended December 31, 2015 and 2014 is summarized as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2015	2014
Balance at the beginning of the year	$5,874	$3,369
Costs incurred for drydocking	362	69
Costs allocated to drydocking as part of acquisition of business	1,263	4,208
Drydock depreciation	(2,232)	(1,772)

Balance at the end of the year	$5,267	$5,874